November 3, 2011

VIA EDGAR

The United States Securities
  and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Subject:	Nationwide Variable Account-II of
Nationwide Life Insurance Company
SEC File No. 333-160635
CIK No. 0000356514

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account-II (the "Variable Account") and Nationwide
Life Insurance Company (the "Company"), we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under
Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 6 to the Registration Statement for the Company and
the Variable Account which was filed on November 1, 2011 and will become effective November 30, 2011.

Please contact the undersigned at (614) 249-8061with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/NOOREE KIM
Nooree Kim
Senior Counsel